OTHER NON-CURRENT ASSETS - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of other non-current assets:
Mark-to-market interest rate swaps valuation (see note 23)	$ 15,815	$ 11,937
Other non-current assets	2,342	2,990
Other non-current assets	18,157	14,927
NR Satu
Components of other non-current assets:
Capitalized commission expenses and lease incentives	2,200	3,000
Amortization expense	$ 700	$ 700	$ 700